
                               PROSPECTUS SUPPLEMENT DATED DEC. 27, 2006*
                            TO THE FOLLOWING PROSPECTUS DATED JUNE 19, 2006:

  PRODUCT NAME                                               PROSPECTUS FORM #            SAI FORM #
  ------------                                               -----------------            ----------
  RIVERSOURCE ENDEAVOR SELECT(SM) VARIABLE ANNUITY               273480 G              S-6314 D (5/06)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective Dec. 31, 2006, American Centurion Life Assurance Company (American Centurion Life) merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). Upon the merger, IDS Life of New York, the surviving company, assumed legal ownership of all of the assets of American Centurion Life, including the variable account, and became directly liable for American Centurion Life's liabilities and obligations, including those with respect to the contract and variable account. At the time of the merger, IDS Life of New York was renamed RiverSource Life Insurance Co. of New York (RiverSource Life of NY). All references to "we," "us," "our," "ACL" or "American Centurion Life" are replaced with RiverSource Life of NY.

The merger and renaming did not affect the terms of, or the rights and obligations under the contract, other than to reflect the change to the company that guarantees the contract benefits from American Enterprise Life to RiverSource Life of NY.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273480-5 A (12/06)

* Valid until next prospectus update

                              PROSPECTUS SUPPLEMENT DATED DEC. 27, 2006*
                          TO THE FOLLOWING PROSPECTUSES DATED JUNE 19, 2006:

  PRODUCT NAME                                                PROSPECTUS FORM #            SAI FORM #
  ------------                                                -----------------            ----------
  RIVERSOURCE INNOVATIONS(SM) SELECT VARIABLE ANNUITY              45313 H               S-6314 D (5/06)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective Dec. 31, 2006, American Centurion Life Assurance Company (American Centurion Life) merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). Upon the merger, IDS Life of New York, the surviving company, assumed legal ownership of all of the assets of American Centurion Life, including the variable account, and became directly liable for American Centurion Life's liabilities and obligations, including those with respect to the contract and variable account. At the time of the merger, IDS Life of New York was renamed RiverSource Life Insurance Co. of New York (RiverSource Life of NY). All references to "we," "us," "our," "ACL" or "American Centurion Life" are replaced with RiverSource Life of NY.

The merger and renaming did not affect the terms of, or the rights and obligations under the contract, other than to reflect the change to the company that guarantees the contract benefits from American Enterprise Life to RiverSource Life of NY.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45313-9 A (12/06)

* Valid until next prospectus update.